Leases - Supplemental Cash Flows And Other Information (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Leases
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor
Operating Cash Flows Paid for Operating Leases	$ 255	$ 2,256	$ 3,339
Lease commitment			19,650
Office space lease
Leases
Lease commitment			$ 600
Lease term			5 years